Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)	$ 78,578	¥ 573,566	¥ 571,024	¥ 593,634
Cost of revenues (including related parties amounts of RMB nil, RMB3,623 and RMB1,981 for the years ended December 31, 2022, 2023 and 2024, respectively)	(49,692)	(362,717)	(366,375)	(367,334)
Gross profit	28,886	210,849	204,649	226,300
Operating expenses:
Selling and marketing expenses	(25,661)	(187,305)	(227,543)	(265,304)
General and administrative expenses	(12,866)	(93,916)	(191,113)	(319,217)
Impairment loss of goodwill				(107,407)
Impairment loss of intangible assets				(28,011)
Provision for U.S Class Action				(83,575)
Other operating income (expenses)	6,786	49,530		(70,417)
Research and development expenses	(24,249)	(177,000)	(222,538)	(326,513)
Total operating expenses	(55,990)	(408,691)	(641,194)	(1,200,444)
Operating loss	(27,104)	(197,842)	(436,545)	(974,144)
Interest expenses				(428)
Interest income	5,775	42,151	26,826	14,627
Investment income	1,625	11,859	563	340
Share of gains (losses) of equity method investments		3	(1,470)	(1,969)
Gains from disposal of long-term investments				5,138
Impairment loss of long-term investments			(8,011)	(7,400)
Gains (losses) from disposal of subsidiaries, net	55	403		(2,739)
Foreign currency exchange gains (losses), net	(509)	(3,717)	5,699	(9,666)
Loss before income taxes	(20,158)	(147,143)	(412,938)	(976,241)
Income tax benefit	43	316	564	342
Net loss	(20,115)	(146,827)	(412,374)	(975,899)
Net loss attributable to non-controlling interests	(558)	(4,070)	(2,652)	(1,001)
Net loss attributable to Cloopen Group Holding Limited	(19,557)	(142,757)	(409,722)	(974,898)
Net loss attributable to ordinary shareholders	(19,557)	(142,757)	(409,722)	(974,898)
Other comprehensive income:
Foreign currency translation adjustment, net of nil income taxes	132	965	21,286	153,655
Total other comprehensive income	132	965	21,286	153,655
Comprehensive loss	(19,983)	(145,862)	(391,088)	(822,244)
Comprehensive loss attributable to non-controlling interests	(558)	(4,070)	(2,652)	(1,001)
Comprehensive loss attributable to Cloopen Group Holding Limited	$ (19,425)	¥ (141,792)	¥ (388,436)	¥ (821,243)
Net loss per ordinary share
Basic | (per share)	$ (0.06)	¥ (0.44)	¥ (1.27)	¥ (3.03)
Diluted | (per share)	$ (0.06)	¥ (0.44)	¥ (1.27)	¥ (3.03)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic	322,945,205	322,945,205	321,945,825	321,885,046
Diluted	322,945,205	322,945,205	321,945,825	321,885,046